Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

10. Subsequent Events

Offering Warrant Reset

As noted in Note 7 above, in June 2023, in connection with the Registered Offering, the Company issued Offering Warrants to purchase a total of 20,000,000 shares of the Company’s common stock. The Offering Warrants were exercisable upon issuance at an exercise price of $0.56 per share and will expire five years from the date of issuance. Based on the accounting guidance under ASC 815, the Company determined that the Offering Warrants did not meet the criteria for classification as equity as of June 30, 2023. Accordingly, the Company classified the fair value of the Offering Warrants as a liability on its consolidated balance sheet as of that date. Per the terms of the Offering Warrants, the exercise price was reset on July 16, 2023 to $0.3146 per share. There will be no further mandatory price resets. As of July 16, 2023, with the resolution of the reset value, the Company has determined that the Offering Warrants do meet the criteria for classification as equity and the fair value of the Offering Warrants has been reclassified to additional paid-in capital on the Company’s consolidated balance sheet as of that date. As a result of this reclassification, the Company believes that its Shareholder Equity will exceed $2.5 million and will therefore meet the minimum shareholder equity amount required by the Nasdaq Stock Market LLC (“Nasdaq”).

Notice from Nasdaq

On July 20, 2023, the Company received a letter from the Nasdaq Listing Qualifications Staff of Nasdaq therein stating that for the 30 consecutive business day period between June 6, 2023 through July 19, 2023, the common stock of the Company had not maintained a minimum closing bid price of $1.00 per share required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided an initial period of 180 calendar days, or until January 16, 2024 (the “Compliance Period”), to regain compliance with the Bid Price Rule.

To regain compliance, the closing bid price of the Company’s common stock must meet or exceed $1.00 per share for a minimum of 10 consecutive trading days, unless extended by Nasdaq under Nasdaq Rule 5810(c)(3)(H), prior to January 16, 2024.

If the Company does not regain compliance with the Bid Price Rule by January 16, 2024, the Company may be eligible for an additional 180-day period to regain compliance. To qualify, the Company would be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the Bid Price Rule, and would need to provide written notice of its intention to cure the bid price deficiency during the second compliance period, by effecting a reverse stock split, if necessary.

If the Company cannot regain compliance during the Compliance Period or any subsequently granted compliance period, the common stock of the Company will be subject to delisting. At that time, the Company may appeal the delisting determination to a Nasdaq hearings panel.

The notice from Nasdaq has no immediate effect on the listing of the Company’s common stock and its common stock will continue to be listed on The Nasdaq Capital Market under the symbol “TNON.” The Company is currently evaluating its options for regaining compliance. There can be no assurance that the Company will regain compliance with the Bid Price Rule or maintain compliance with any of the other Nasdaq continued listing requirements.

Equity Line of Credit

On July 24, 2023, the Company entered into a purchase agreement (“Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), under which, subject to specified terms and conditions, the Company may sell to Lincoln Park up to $10 million of shares of common stock from time to time during the term of the Purchase Agreement. Additionally, on July 24, 2023, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with Lincoln Park, pursuant to which the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”), covering the resale of shares of common stock issued to Lincoln Park under the Purchase Agreement.

The Company cannot sell any shares to Lincoln Park until the date that a registration statement covering the resale of shares of common stock that have been and may in the future be issued to Lincoln Park under the Purchase Agreement, which the Company agreed to file with the SEC pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed and all of the other conditions set forth in the Purchase Agreement are satisfied (such date, the “Commencement Date”).

Beginning on the Commencement Date and for a period of 24 months thereafter, under the terms and subject to the conditions of the Purchase Agreement, from time to time, at the Company’s discretion, the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase, up to $10 million of shares of common stock, subject to certain limitations set forth in the Purchase Agreement. Specifically, from time to time from and after the Commencement Date, the Company may, at its discretion, direct Lincoln Park to purchase on any single business day on which the closing price of its common stock on The Nasdaq Capital Market (“Nasdaq”) is equal to or greater than $0.15 up to 100,000 shares of common stock (a “Regular Purchase”); provided, that the Company may direct Lincoln Park to purchase in a Regular Purchase (i) up to 125,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $1.50 per share and (ii) up to 150,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $2.50 per share. In no case, however, will Lincoln Park’s commitment with respect to any single Regular Purchase exceed $500,000; provided, that the parties may mutually agree at any time to increase the maximum number of shares of common stock the Company may direct Lincoln Park to purchase in any single Regular Purchase to up to 1,000,000 shares or any number of shares that shall not exceed 4.99% of the then outstanding shares of common stock. The foregoing share amounts and per share prices will be adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction occurring after the date of the Purchase Agreement with respect to our common stock. The purchase price per share for each such Regular Purchase will be based on prevailing market prices of the Company’s common stock immediately preceding the time of sale, as determined under the Purchase Agreement.

If the Company directs Lincoln Park to purchase the maximum number of shares of common stock that the Company may sell in a Regular Purchase, then in addition to such Regular Purchase, and subject to certain conditions and limitations in the Purchase Agreement, the Company may direct Lincoln Park to purchase additional shares of common stock in an “accelerated purchase” (each, an “Accelerated Purchase”) and an “additional accelerated purchase” (each, an “Additional Accelerated Purchase”) (including multiple Additional Accelerated Purchases on the same trading day) as provided in the Purchase Agreement. The purchase price per share for each Accelerated Purchase and Additional Accelerated Purchase will be based on market prices of the common stock on the applicable purchase date for such Accelerated Purchases and such Additional Accelerated Purchases. Lincoln Park has no right to require the Company to sell any common stock to Lincoln Park, but Lincoln Park is obligated to make purchases as the Company directs, subject to conditions and limitations set forth in the Purchase Agreement.

The Purchase Agreement also prohibits the Company from directing Lincoln Park to purchase any shares of common stock if those shares, when aggregated with all other shares of common stock then beneficially owned by Lincoln Park and its affiliates, would result in Lincoln Park and its affiliates having beneficial ownership, at any single point in time, of more than 4.99% of the then total outstanding shares of common stock.

The Company’s net proceeds under the Purchase Agreement will depend on the frequency of sales and the number of shares sold to Lincoln Park and the prices at which the Company sells shares to Lincoln Park. The Company expects that any net proceeds it receives from such sales to Lincoln Park will be used for general corporate purposes, including working capital. As consideration for Lincoln Park’s commitment to purchase up to $10 million of shares of common stock under the Purchase Agreement, the Company issued 989,087 shares of common stock to Lincoln Park (the “Commitment Shares”).